Related Party Transactions - SCH Convertible Note (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2020	Jul. 21, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Estimated fair value of convertible notes						$ 131.3	$ 86.4
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17.5
Loss on debt extinguishment	11.2
Estimated fair value of convertible notes	26.5					25.1	25.5
Outstanding amount	15.8			$ 17.5		17.5	17.5
Unamortized borrowing cost	$ 0.5
Percentage of repayment of principal amount	175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount	175.00%
Income (expense) related to decrease (increase) in fair value		$ (0.4)	$ (1.3)	$ 1.7	$ 0.4	(2.1)	$ 1.8
Strathspey Crown note 2020 | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17.5
Outstanding amount						$ 30.6		$ 30.6
Interest rate (as a percent)	0.00%					15.79%